Warrants Liability (Tables)	12 Months Ended
Dec. 31, 2025
Warrants Liability [Abstract]
Schedule of Warrants Classified as Derivative Financial Liabilities

The following represents warrants denominated in Canadian dollars and classified as derivative financial liabilities:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of warrants	$	Number of warrants	$

Opening balance	2,250,000	3,163,115	1,836,150	1,638,808
Subscription Warrants issued – March 2024 (b)	–	–	2,250,000	1,193,632
Warrants exercised	(2,250,000)	(13,727,590)	(1,836,150)	(1,784,361)
Fair value revaluation of warrants liability (a) (b)	–	10,564,475	–	2,115,036
Balance, end of period	–	–	2,250,000	3,163,115
Current portion	–	–	(2,250,000)	(3,163,115)
Long-term portion	–	–	–	–

(a)	Subscription Warrants – October 2022 Offering

On October 25, 2022, the Company closed a Bought Deal Offering (the “October 2022 Offering”) of C$10,762,650 ($7,890,716), conducted by a syndicate of underwriters, and consisted of the sale of 4,783,400 Units at a price of C$2.25 per Unit.

Each Unit consisted of one common share of CML and one-half share purchase warrant of CML (each whole warrant, a “Subscription Warrant”). Each Subscription Warrant has an exercise price of C$3.25 with an expiry date on April 25, 2024.

(b)	Subscription Warrants – March 2024 Offering

On March 4, 2024, the Company closed a strategic investment by a single purchaser on a non-brokered private placement (the “March 2024 Offering”) of C$18,900,000 ($13,925,729). The March 2024 Offering consisted of the sale of 4,500,000 Units at a price of C$4.20 per Unit.

Each Unit was comprised of one common share in the capital of the Company (“Common Share”) and one-half of one common share purchase warrant (each whole common share purchase warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one Common Share, subject to standard anti-dilution provisions, at a price of $5.01 until March 4, 2027, however the Company has the right to accelerate the expiry of the Subscription Warrants in the event that the Company’s closing price on the TSXV remains equal to or higher than $6.00 for 20 consecutive trading days following the date that is 24 months after the Closing Date, the Company may accelerate the Warrant Term to the date which is 30 trading days following the date a notice is provided to holders of Warrants and a press release is issued by the Company announcing the accelerated Warrant Term.

Schedule of Offering Date Fair Value of Warrants Determined

The issue date fair value of the Warrants was determined to be C$0.55 per warrant with the resulting allocation of the total proceeds for the Offering October 2022 being:

	C$	$
Warrants liability – Subscription Warrants	1,326,628	972,627
Share capital – Subscription Shares	9,436,022	6,918,089
Total gross proceeds	10,762,650	7,890,716

The issue date fair value of the Warrants was determined to be C$0.72 per warrant with the resulting allocation of the total proceeds for the March 2024 Offering being:

	C$	$
Warrants liability – Subscription Warrants	1,620,000	1,193,634
Share capital – Subscription Shares	17,280,000	12,732,095
Total gross proceeds	18,900,000	13,925,729

Schedule of Fair value for Subscription Warrants Determined Using Binomial Pricing Model

Fair value for the Subscription Warrants was determined using the Binomial pricing model using the following weighted average assumptions as at March 20, 2025:

Weighted average share price	C$	13.75
Weighted average risk-free interest rate		2.75%
Weighted average dividend yield		Nil
Weighted average stock price volatility		52.56%
Weighted average period to expiry (years)		–